Income Tax - Schedule of Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting profit before income tax	€ 189,553	€ 187,641	€ 165,673
Statutory income tax rate of 27.9%	52,885	52,202	46,223
Prior years taxes	(1,932)	215	(6,544)
DTA not recognized on tax losses carry-forward	1,854	750	(1,947)
DTA on temporary/tax losses non recognized	(2,810)
Taxes effect on unremitted earnings	827	1,488	400
Tax grants/not taxable items	(5,097)	(8,477)	(1,157)
Tax exemption on gain from the sale of an associate			(3,378)
Different foreign tax rate effect	(2,244)	(1,553)	(2,193)
DTA/DTL effect previous years	380
Income tax expense reported in the statement of profit or loss	€ 43,863	€ 44,625	€ 31,404